Convertible unsecured senior notes (Tables)	12 Months Ended
Nov. 30, 2024
Convertible Unsecured Senior Notes [Abstract]
Summary of deferred tax related to equity component of convertible unsecured senior notes
The movement in the carrying value of the convertible unsecured senior notes is as follows:

Convertible unsecured senior notes as at November 30, 2021	$54,227

Changes from financing cash flows:
Cash paid on repurchase	(28,546)
Transaction costs incurred	(73)

Other changes:
Gain on repurchase	(357)
Accretion expense	1,644

Convertible unsecured senior notes as at November 30, 2022	$26,895
Changes from financing cash flows:
Cash paid on repurchase	(27,452)
Other changes:
Conversion	(15)

Accretion expense	572

Convertible unsecured senior notes as at November 30, 2023 and 2024	$-